Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income		€ 5,624.2	€ 5,883.2	€ 3,553.7
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	[1]	583.6	471.0	490.8
Impairment and loss (gain) on disposal		39.3	(15.9)	5.5
Share-based compensation expense		68.9	117.5	53.9
Gain on sale of subsidiaries		0.0	(213.7)	0.0
Inventory reserves		278.5	180.7	192.4
Deferred tax expense (benefit)		(564.2)	(419.6)	(211.3)
Equity method investments	[2]	15.3	(49.8)	11.0
Changes in assets and liabilities:
Accounts receivable, net		(2,338.0)	(1,754.9)	507.5
Finance receivables, net		212.2	542.3	(1,125.4)
Inventories		(2,080.9)	(483.2)	(706.7)
Other assets		(864.3)	(222.2)	(75.1)
Accrued and other liabilities		439.7	347.6	47.5
Accounts payable		406.2	718.6	334.3
Current tax assets and liabilities		33.6	214.4	131.5
Contract assets and liabilities		6,632.7	5,529.8	1,418.0
Net cash provided by operating activities		8,486.8	10,845.8	4,627.6
Cash Flows from Investing Activities
Purchase of property, plant and equipment	[3]	(1,281.8)	(900.7)	(962.0)
Purchase of intangible assets		(37.5)	(39.6)	(38.8)
Purchase of short-term investments		(334.3)	(1,162.7)	(1,475.5)
Maturity of short-term investments		864.7	1,826.4	1,359.1
Loans issued and other investments		(240.0)	(124.4)	(12.2)
Proceeds from sale of subsidiaries (net of cash disposed of)		0.0	329.0	0.0
Acquisition of subsidiaries (net of cash acquired)		0.0	0.0	(222.8)
Net cash used in investing activities		(1,028.9)	(72.0)	(1,352.2)
Cash Flows from Financing Activities
Dividend paid		(2,559.8)	(1,368.3)	(1,066.4)
Purchase of treasury shares		(4,639.7)	(8,560.3)	(1,207.5)
Net proceeds from issuance of shares		81.8	49.0	37.9
Net proceeds from issuance of notes, net of issuance costs		495.6	0.0	1,486.3
Repayment of debt and finance lease obligations		(516.2)	(12.1)	(3.3)
Net cash used in financing activities		(7,138.3)	(9,891.7)	(753.0)
Net cash flows		319.6	882.1	2,522.4
Effect of changes in exchange rates on cash		(3.1)	20.3	(5.3)
Net increase (decrease) in cash and cash equivalents		316.5	902.4	2,517.1
Cash and cash equivalents at beginning of the year		6,951.8	6,049.4	3,532.3
Cash and cash equivalents at end of the year		7,268.3	6,951.8	6,049.4
Supplemental Disclosures of Cash Flow Information:
Unpaid portion of property, plant and equipment, excluded in investing activities, included in Accounts payable		50.3	29.3	(46.9)
Interest received		42.4	36.6	32.1
Interest paid		(82.2)	(83.0)	(64.1)
Income taxes paid, net of refunds		€ (1,734.6)	€ (1,235.0)	€ (650.2)

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, depreciation of right-of-use assets, amortization of underwriting commissions and discount related to the bonds and credit facility.
[2]	Equity method investments relates to our 24.9% equity interest in Carl Zeiss SMT Holding GmbH & Co. KG and includes our share of the net result, dividends received and other equity movements, as well as the capitalization of R&D and supply chain support funding as disclosed in Note 26 Related parties and variable interest entities. The dividend received is a cash inflow of €178.7 million (2021: €168.0 million, 2020: €128.1 million).
[3]	Purchase of property, plant and equipment includes a cash outflow of €33.8 million (2021: €69.2 million, 2020: €203.7 million) to related parties, which was initially recognized as part of Other assets.